Variable Interest Entities	6 Months Ended
Jun. 30, 2011
Variable Interest Entities [Abstract]
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES
For a further description of JPMorgan Chase’s accounting policies regarding consolidation of VIEs, and a detailed discussion of the Firm’s principal involvement with VIEs, see Note 1 on pages 164–165, and Note 16 on pages 244–259, respectively, of JPMorgan Chase’s 2010 Annual Report.
The following table summarizes the most significant types of Firm-sponsored VIEs by business segment.

Line-of-Business	Transaction Type	Activity	Form 10-Q page reference
Card	Credit card securitization trusts	Securitization of both originated and purchased credit card receivables	151
	Other securitization trusts	Securitization of originated automobile and student loans	151-153
RFS	Mortgage securitization trusts	Securitization of originated and purchased residential mortgages	151–153
IB	Mortgage and other securitization trusts	Securitization of both originated and purchased residential and commercial mortgages, automobile and student loans	151–153
	Multi-seller conduits Investor intermediation activities:	Assist clients in accessing the financial markets in a cost-efficient manner and structures transactions to meet investor needs	153
	Municipal bond vehicles		153–154
	Credit-related note and asset swap vehicles		154
The Firm also invests in and provides financing and other services to VIEs sponsored by third parties, as described on page 154 of this Note and on page 253 of JPMorgan Chase’s 2010 Annual Report.
Significant Firm-sponsored variable interest entities
Credit card securitizations
For a more detailed discussion of JPMorgan Chase’s involvement with credit card securitizations, see pages 245–246 of JPMorgan Chase’s 2010 Annual Report.
As a result of the Firm’s continuing involvement, the Firm is considered to be the primary beneficiary of its Firm-sponsored credit card securitization trusts. This includes the Firm’s primary card securitization trust, Chase Issuance Trust. The Firm consolidated $52.7 billion and $68.5 billion of assets held by Firm-sponsored credit-card securitization trusts and $35.7 billion and $44.3 billion of beneficial interests issued to third parties at June 30, 2011, and December 31, 2010.
The underlying securitized credit card receivables and other assets are available only for payment of the beneficial interests issued by the securitization trusts; they are not available to pay the Firm’s other obligations or the claims of the Firm’s other creditors.
Firm-sponsored mortgage and other securitization trusts
For a detailed description of the Firm’s involvement with Firm-sponsored mortgage and other securitization trusts, as well as the accounting treatment related to such trusts, see Note 16 on page 246 of JPMorgan Chase’s 2010 Annual Report.
The following table presents the total unpaid principal amount of assets held in Firm-sponsored securitization entities in which the Firm has continuing involvement, including those that are consolidated or not consolidated by the Firm. Continuing involvement includes servicing the loans; holding senior interests or subordinated interests; recourse or guarantee arrangements; and derivative transactions. In certain instances, the Firm’s only continuing involvement is servicing the loans. In the table below, the amount of beneficial interests held by JPMorgan Chase does not equal the assets held in nonconsolidated VIEs because of the existence of beneficial interests held by third parties, which are reflected at their current outstanding par amounts; and because a portion of the Firm’s retained interests (trading assets and AFS securities) are reflected at their fair values. See Securitization activity on pages 156–158 of this Note for further information regarding the Firm’s cash flows with and interests retained in nonconsolidated VIEs.

	Principal amount outstanding				JPMorgan Chase interest in securitized assets in nonconsolidated VIEs(d)(e)(f)(g)(h)
June 30, 2011(a) (in billions)	Total assets held by securitization VIEs	Assets held in consolidated securitization VIEs	Assets held in nonconsolidated securitization VIEs with continuing involvement		Trading assets	AFS securities	Total interests held by JPMorgan Chase
Securitization-related
Residential mortgage:
Prime(b)	$140.3	$2.2	$132.0		$0.7	$—	$0.7
Subprime	41.6	1.4	38.5		—	—	—
Option ARMs	33.7	0.3	33.4		—	—	—
Commercial and other(c)	144.3	—	96.4		1.6	0.7	2.3
Student	4.3	4.3	—		—	—	—
Total	$364.2	$8.2	$300.3	(i)	$2.3	$0.7	$3.0

	Principal amount outstanding				JPMorgan Chase interest in securitized assets in nonconsolidated VIEs(d)(e)(f)(g)(h)
December 31, 2010(a) (in billions)	Total assets held by securitization VIEs	Assets held in consolidated securitization VIEs	Assets held in nonconsolidated securitization VIEs with continuing involvement		Trading assets	AFS securities	Total interests held by JPMorgan Chase
Securitization-related
Residential mortgage:
Prime(b)	$153.1	$2.2	$143.8		$0.7	$—	$0.7
Subprime	44.0	1.6	40.7		—	—	—
Option ARMs	36.1	0.3	35.8		—	—	—
Commercial and other(c)	153.4	—	106.2		2.0	0.9	2.9
Student	4.5	4.5	—		—	—	—
Total	$391.1	$8.6	$326.5	(i)	$2.7	$0.9	$3.6

(a)	Excludes loan sales to U.S. government agencies. See page 157 of this Note for information on the Firm’s loan sales to U.S. government agencies.

(b)	Includes Alt-A loans.

(c)
Consists of securities backed by commercial loans (predominantly real estate) and non-mortgage-related consumer receivables purchased from third parties. The Firm generally does not retain a residual interest in its sponsored commercial mortgage securitization transactions. Includes co-sponsored commercial securitizations and, therefore, includes non-JPMorgan Chase-originated commercial mortgage loans.

(d)	Excludes retained servicing (for a discussion of MSRs, see Note 16 on pages 159–163 of this Form 10-Q) and securities retained from loan sales to U.S. government agencies.

(e)
Excludes senior and subordinated securities of $165 million and $28 million, respectively, at June 30, 2011, and $182 million and $18 million, respectively, at December 31, 2010, which the Firm purchased in connection with IB’s secondary market-making activities.

(f)
Excludes interest rate and foreign exchange derivatives primarily used to manage the interest rate and foreign exchange risks of the securitization entities. See Note 5 on pages 117–124 of this Form 10-Q for further information on derivatives.

(g)	Includes interests held in re-securitization transactions.

(h)
As of June 30, 2011, and December 31, 2010, 66% and 66%, respectively of the Firm’s retained securitization interests, which are carried at fair value, were risk-rated “A” or better, on an S&P-equivalent basis. This includes $175 million and $157 million of investment-grade and $480 million and $552 million of noninvestment-grade retained interests in prime residential mortgages at June 30, 2011, and December 31, 2010, respectively, and $2.0 billion and $2.6 billion of investment-grade and $282 million and $250 million of noninvestment-grade retained interests in commercial and other securitization trusts.

(i)
The Firm does not consolidate a mortgage securitization when it is not the servicer (and therefore does not have the power to direct the most significant activities of the trust) or does not hold a beneficial interest in the trust that could potentially be significant to the trust. At June 30, 2011, and December 31, 2010, the Firm did not consolidate any of the assets of the Firm-sponsored nonconsolidated residential mortgage securitization VIEs, in which the Firm has continuing involvement, primarily due to the fact that the Firm did not hold an interest in these trusts that could potentially be significant to the trusts. Additionally, for the commercial mortgage securitization-related VIEs, the Firm does not service the loans, and thus does not consolidate the VIEs.

Re-securitizations
The Firm also engages in certain re-securitization transactions in which debt securities are transferred to a VIE in exchange for new beneficial interests. These transfers occur to both agency (Fannie Mae, Freddie Mac and Ginnie Mae) and nonagency (private-label) sponsored VIEs, which may be backed by either residential or commercial mortgages. The Firm’s consolidation analysis is largely dependent on the Firm’s role and interest in the re-securitization trusts.
Most re-securitizations with which the Firm is involved are client-driven transactions in which a specific client or group of clients are seeking a specific return or risk profile. For these transactions, the Firm has concluded that the decision-making power of the entity is shared between the Firm and its client(s), considering the joint effort and decisions in establishing the re-securitization trust and its assets, as well as the significant economic interest the client holds in the re-securitization trust; therefore the Firm does not consolidate the re-securitization VIE.
In more limited circumstances, the Firm creates a re-securitization trust independently and not in conjunction with specific clients. In these circumstances, the Firm is deemed to have the unilateral ability to direct the most significant activities of the re-securitization trust because of the decisions made during the establishment and design of the trust; therefore, the Firm consolidates the re-securitization VIE if the Firm holds an interest that could potentially be significant.
Additionally, the Firm may invest in beneficial interests of third-party securitizations and generally purchases these interests in the secondary market. In these circumstances, the Firm does not have the unilateral ability to direct the most significant activities of the re-securitization trust, either because it wasn’t involved in the initial design of the trust, or the Firm is involved with an independent third party sponsor and demonstrates shared power over the creation of the trust; therefore, the Firm does not consolidate the re-securitization VIE.
As of June 30, 2011, and December 31, 2010, the Firm did not consolidate any agency re-securitizations. As of June 30, 2011, and December 31, 2010, respectively, the Firm consolidated $357 million and $477 million of assets, and $155 million and $230 million of liabilities of private-label re-securitizations. As of June 30, 2011, and December 31, 2010, total assets of nonconsolidated Firm-sponsored private-label re-securitizations were $4.5 billion and $3.6 billion, respectively. During the three and six months ended June 30, 2011, respectively, the Firm transferred $8.5 billion and $17.3 billion of securities to agency VIEs, and zero and $192 million of securities to private-label VIEs. During the three and six months ended June 30, 2010, respectively, the Firm transferred $7.8 billion and $14.3 billion of securities to agency VIEs, and $663 million and $1.0 billion of securities to private-label VIEs. At June 30, 2011, and December 31, 2010, respectively, the Firm held approximately $2.8 billion and $3.5 billion of interests in nonconsolidated agency re-securitization entities, and $10 million and $46 million of senior and subordinated interests in nonconsolidated private-label re-securitization entities. See pages 158 of this Note for further information on interests held in nonconsolidated securitization VIEs.
Multi-seller conduits
For a more detailed description of JPMorgan Chase’s principal involvement with Firm-administered, multi-seller conduits, see Note 16 on pages 249–250 of JPMorgan Chase’s 2010 Annual Report.
As a result of the Firm’s continuing involvement, the Firm consolidates its Firm-administered multi-seller conduits, as the Firm has both the power to direct the significant activities of the conduits and a potentially significant economic interest. The Firm consolidated $22.2 billion and $21.7 billion of assets held by Firm-administered multi-seller conduits and $22.2 billion and $21.6 billion of beneficial interests in commercial paper issued to third parties at June 30, 2011, and December 31, 2010, respectively.
The Firm provides deal-specific liquidity as well as program-wide liquidity and credit enhancement to the Firm-administered multi-seller conduits, which have been eliminated in consolidation. The Firm-administered multi-seller conduits then provide certain of their clients with lending-related commitments. The unfunded portion of these commitments was $11.3 billion and $10.0 billion at June 30, 2011, and December 31, 2010, respectively, and are included as off-balance sheet lending-related commitments. For more information on off-balance sheet lending-related commitments, see Note 21 on pages 167–171 of this Form 10-Q.
VIEs associated with investor intermediation activities
Municipal bond vehicles
For a more detailed description of JPMorgan Chase’s principal involvement with municipal bond vehicles, see Note 16 on pages 250–251 of JPMorgan Chases 2010 Annual Report.
The Firm’s exposure to nonconsolidated municipal bond VIEs at June 30, 2011, and December 31, 2010, including the ratings profile of the VIEs’ assets, was as follows.

(in billions)	Fair value of assets held by VIEs	Liquidity facilities(a)	Excess/(deficit)(b)	Maximum exposure
Nonconsolidated municipal bond vehicles
June 30, 2011	$12.9	$7.9	$5.0	$7.9
December 31, 2010	13.7	8.8	4.9	8.8

	Ratings profile of VIE assets(c)					Fair value of assets held by VIEs	Wt. avg. expected life of assets (years)
	Investment-grade				Noninvestment grade
(in billions, except where otherwise noted)	AAA to AAA-	AA+ to AA-	A+ to A-	BBB to BB-	BB+ and below
June 30, 2011	$1.7	$10.5	$0.7	$—	$—	$12.9	9.8
December 31, 2010	1.9	11.2	0.6	—	—	13.7	15.5

(a)
The Firm may serve as credit enhancement provider to municipal bond vehicles in which it serves as liquidity provider. The Firm provided insurance on underlying municipal bonds, in the form of letters of credit, of $10 million at both June 30, 2011, and December 31, 2010.

(b)	Represents the excess/(deficit) of the fair values of municipal bond assets available to repay the liquidity facilities, if drawn.

(c)	The ratings scale is based on the Firm’s internal risk ratings and is presented on an S&P-equivalent basis.
The Firm consolidated $3.3 billion and $4.6 billion of municipal bond vehicles as of June 30, 2011, and December 31, 2010, respectively, due to the Firm owning the residual interests.
Credit-related note and asset swap vehicles
For a more detailed description of JPMorgan Chase’s principal involvement with credit-related note and asset swap vehicles, see Note 16 on pages 244–259 of JPMorgan Chase’s 2010 Annual Report.
Exposure to nonconsolidated credit-related note and asset swap VIEs at June 30, 2011, and December 31, 2010, was as follows.

June 30, 2011 (in billions)	Net derivative receivables	Trading assets(a)	Total exposure(b)	Par value of collateral held by VIEs(c)
Credit-related notes
Static structure	$0.7	$—	$0.7	$10.9
Managed structure	2.1	0.1	2.2	9.5
Total credit-related notes	2.8	0.1	2.9	20.4
Asset swaps	0.4	—	0.4	7.5
Total	$3.2	$0.1	$3.3	$27.9
December 31, 2010 (in billions)	Net derivative receivables	Trading assets(a)	Total exposure(b)	Par value of collateral held by VIEs(c)
Credit-related notes
Static structure	$1.0	$—	$1.0	$9.5
Managed structure	2.8	—	2.8	10.7
Total credit-related notes	3.8	—	3.8	20.2
Asset swaps	0.3	—	0.3	7.6
Total	$4.1	$—	$4.1	$27.8

(a)	Trading assets principally comprise notes issued by VIEs, which from time to time are held as part of the termination of a deal or to support limited market-making.

(b)	On-balance sheet exposure that includes net derivative receivables and trading assets – debt and equity instruments.

(c)
The Firm’s maximum exposure arises through the derivatives executed with the VIEs; the exposure varies over time with changes in the fair value of the derivatives. The Firm relies on the collateral held by the VIEs to pay any amounts due under the derivatives; the vehicles are structured at inception so that the par value of the collateral is expected to be sufficient to pay amounts due under the derivative contracts.

The Firm consolidated credit-related note vehicles with collateral fair values of $122 million and $142 million, at June 30, 2011 and December 31, 2010, respectively. The Firm did not consolidate any asset swap vehicles at June 30, 2011, and December 31, 2010. The Firm consolidated these vehicles because in its role as secondary market-maker, it held positions in these entities that provided the Firm with control of certain vehicles.
VIEs sponsored by third parties
The Firm also invests in and provides financing and other services to VIEs sponsored by third parties, as described on page 253 of JPMorgan Chase’s 2010 Annual Report.
Investment in a third-party credit card securitization trust
The Firm holds two interests in a third-party-sponsored VIE, which is a credit card securitization trust that owns credit card receivables issued by a national retailer. The Firm is not the primary beneficiary of the trust as the Firm does not have the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. The Firm’s interests in the VIEs include investments classified as AFS securities that had a fair value of $2.9 billion and $3.1 billion, at June 30, 2011, and December 31, 2010, respectively, and other interests which are classified as loans and have a fair value of approximately $1.0 billion at both June 30, 2011, and December 31, 2010. For more information on AFS securities and loans, see Notes 11 and 13 on pages 128–132 and 134–148, respectively, of this Form 10-Q.
Consolidated VIE assets and liabilities
The following table presents information on assets and liabilities related to VIEs consolidated by the Firm as of June 30, 2011, and December 31, 2010.

	Assets				Liabilities
June 30, 2011 (in billions)	Trading assets – debt and equity instruments	Loans	Other(c)	Total assets(d)	Beneficial interests in VIE assets(e)	Other(f)	Total liabilities
VIE program type
Firm-sponsored credit card trusts	$—	$51.7	$1.0	$52.7	$35.7	$—	$35.7
Firm-administered multi-seller conduits	—	21.9	0.3	22.2	22.2	—	22.2
Mortgage securitization entities(a)	1.0	2.6	—	3.6	2.0	1.5	3.5
Other(b)	6.1	4.2	1.4	11.7	7.6	0.1	7.7
Total	$7.1	$80.4	$2.7	$90.2	$67.5	$1.6	$69.1

	Assets				Liabilities
December 31, 2010 (in billions)	Trading assets – debt and equity instruments	Loans	Other(c)	Total assets(d)	Beneficial interests in VIE assets(e)	Other(f)	Total liabilities
VIE program type
Firm-sponsored credit card trusts	$—	$67.2	$1.3	$68.5	$44.3	$—	$44.3
Firm-administered multi-seller conduits	—	21.1	0.6	21.7	21.6	0.1	21.7
Mortgage securitization entities(a)	1.8	2.9	—	4.7	2.4	1.6	4.0
Other(b)	8.0	4.4	1.6	14.0	9.3	0.3	9.6
Total	$9.8	$95.6	$3.5	$108.9	$77.6	$2.0	$79.6

(a)	Includes residential and commercial mortgage securitizations as well as re-securitizations.

(b)	Primarily comprised of student loans and municipal bonds.

(c)	Includes assets classified as cash, derivative receivables, AFS securities, and other assets within the Consolidated Balance Sheets.

(d)
The assets of the consolidated VIEs included in the program types above are used to settle the liabilities of those entities. The difference between total assets and total liabilities recognized for consolidated VIEs represents the Firm’s interest in the consolidated VIEs for each program type.

(e)
The interest-bearing beneficial interest liabilities issued by consolidated VIEs are classified in the line item on the Consolidated Balance Sheets titled, “Beneficial interests issued by consolidated variable interest entities.” The holders of these beneficial interests do not have recourse to the general credit of JPMorgan Chase. Included in beneficial interests in VIE assets are long-term beneficial interests of $42.9 billion and $52.6 billion at June 30, 2011, and December 31, 2010, respectively. The maturities of the long-term beneficial interests as of June 30, 2011, and December 31, 2010, were as follows: $13.0 billion and $13.9 billion under one year, $21.4 billion and $29.0 billion between one and five years, and $8.5 billion and $9.7 billion over five years.

(f)	Includes liabilities classified as accounts payable and other liabilities in the Consolidated Balance Sheets.
Supplemental information on loan securitizations
The Firm securitizes and sells a variety of loans, including residential mortgage, credit card, automobile, student and commercial (primarily related to real estate) loans, as well as debt securities. The primary purposes of these securitization transactions are to satisfy investor demand and to generate liquidity for the Firm.
Securitization activity
The following tables provide information related to the Firm’s securitization activities for the three and six months ended June 30, 2011 and 2010, related to assets held in JPMorgan Chase-sponsored securitization entities that were not consolidated by the Firm, as sale accounting was achieved based on the accounting rules in effect at the time of the securitization. For the three- and six-month periods ended June 30, 2011 and 2010, there were no mortgage loans that were securitized, except for commercial and other, and there were no cash flows from the Firm to the SPEs related to recourse or guarantee arrangements.

	Three months ended June 30, 2011
	Residential mortgage
(in millions)	Prime(e)	Subprime	Option ARMs	Commercial and other
Principal securitized	$—	$—	$—	$1,447
All cash flows during the period(a):
Proceeds from new securitizations(b)	—	—	—	1,530
Servicing fees collected	50	36	100	1
Purchases of previously transferred financial assets (or the underlying collateral)(c)	297	4	4	—
Cash flows received on the interests that continue to be held by the Firm(d)	58	4	1	37

	Three months ended June 30, 2010
	Residential mortgage
(in millions)	Prime(e)	Subprime	Option ARMs	Commercial and other
Principal securitized	$—	$—	$—	$562
All cash flows during the period(a):
Proceeds from new securitizations(b)				592
Servicing fees collected	89	53	118	1
Purchases of previously transferred financial assets (or the underlying collateral)(c)	52	6	—	—
Cash flows received on the interests that continue to be held by the Firm(d)	73	9	6	30

	Six months ended June 30, 2011
	Residential mortgage
(in millions)	Prime(e)	Subprime	Option ARMs	Commercial and other
Principal securitized	$—	$—	$—	$2,940
All cash flows during the period(a):
Proceeds from new securitizations(b)	—	—	—	3,088
Servicing fees collected	114	95	203	2
Purchases of previously transferred financial assets (or the underlying collateral)(c)	676	10	10	—
Cash flows received on the interests that continue to be held by the Firm(d)	122	8	2	81

	Six months ended June 30, 2010
	Residential mortgage
(in millions)	Prime(e)	Subprime	Option ARMs	Commercial and other
Principal securitized	$—	$—	$—	$562
All cash flows during the period(a):
Proceeds from new securitizations(b)				592
Servicing fees collected	164	99	235	2
Purchases of previously transferred financial assets (or the underlying collateral)(c)	100	6	—	—
Cash flows received on the interests that continue to be held by the Firm(d)	153	19	12	68

(a)	Excludes sales for which the Firm did not securitize the loan (including loans sold to Ginnie Mae, Fannie Mae and Freddie Mac).

(b)
Includes $1.5 billion and $592 million, respectively, and $3.1 billion and $592 million, respectively, of proceeds from new securitizations received as securities for the three and six months ended June 30, 2011 and 2010. These securities were predominantly classified as level 2 of the fair value measurement hierarchy.

(c)	Includes cash paid by the Firm to reacquire assets from the off-balance sheet, nonconsolidated entities - for example, servicer clean-up calls.

(d)	Includes cash flows received on retained interests - including, for example, principal repayments and interest payments.

(e)	Includes Alt-A loans and re-securitization transactions.
Loans sold to agencies and other third-party sponsored securitization entities
In addition to the amounts reported in the securitization activity tables above, the Firm, in the normal course of business, sells originated and purchased mortgage loans, predominantly to Ginnie Mae, Fannie Mae and Freddie Mac (the “Agencies”). These loans are sold primarily for the purpose of securitization by the Agencies, which also provide credit enhancement of the loans through certain guarantee provisions. The Firm does not consolidate these securitization vehicles as it is not the primary beneficiary. In connection with these loan sales, the Firm makes certain representations and warranties. For additional information about the Firm’s loan sale- and securitization-related indemnifications, see Note 21 on pages 167–171 of this Form 10-Q.
For a more detailed description of JPMorgan Chase’s principal involvement with loans sold to government sponsored agencies and other third-party sponsored securitization entities, see Note 16 on page 257 of JPMorgan Chase’s 2010 Annual Report.
The following table summarizes the activities related to loans sold to U.S. government sponsored agencies and third-party sponsored securitization entities.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Carrying value of loans sold(a)(b)	$32,609	$30,173	$71,856	$65,547
Proceeds received from loan sales as cash	565	262	905	598
Proceeds from loans sales as securities(c)	31,511	29,448	69,683	63,818
Total proceeds received from loan sales	$32,076	$29,710	$70,588	$64,416
Gains on loan sales	30	70	52	91

(a)	Predominantly to U.S. government agencies.

(b)	MSRs were excluded from the above table. See Note 16 on pages 159–163 of this Form 10-Q for further information on originated MSRs.

(c)	Predominantly includes securities from U.S. government agencies that are generally sold shortly after receipt.
Repurchased loans and loans subject to an option to repurchase
When the Firm services loans for Ginnie Mae, it typically has the option to repurchase certain delinquent loans. The Firm also has similar rights in certain arrangements with other U.S. government agencies. The Firm typically elects to repurchase delinquent loans from Ginnie Mae as it continues to service them and/or manage the foreclosure process in accordance with the applicable requirements, and such loans continue to be insured or guaranteed. When the Firm’s repurchase option becomes exercisable, such loans must be reported on the balance sheet as a loan with an offsetting liability. As of June 30, 2011, and December 31, 2010, the Firm had recorded on its Consolidated Balance Sheets $13.2 billion and $13.0 billion, respectively, of loans that either have been repurchased or for which the Firm has an option to repurchase from the Agencies. Predominately all of the amounts presented above relate to loans that have been repurchased from Ginnie Mae. Additionally, real estate owned resulting from voluntary repurchases of loans sold to the Agencies was $2.4 billion and $1.9 billion as of June 30, 2011, and December 31, 2010, respectively. Substantially all of these loans and real estate owned are insured or guaranteed by U.S. government agencies, and where applicable, reimbursement is proceeding normally. For additional information, refer to Note 13 on pages 134–148 of this Form 10-Q and Note 14 of JPMorgan Chase’s 2010 Annual Report.
JPMorgan Chase’s interest in securitized assets held at fair value
The following table outlines the key economic assumptions used to determine the fair value as of June 30, 2011, and December 31, 2010, of certain of the Firm’s retained interests in nonconsolidated VIEs (other than MSRs), that are valued using modeling techniques. The table also outlines the sensitivities of those fair values to immediate 10% and 20% adverse changes in assumptions used to determine fair value. For a discussion of MSRs, see Note 16 on pages 159–163 of this Form 10-Q.

June 30, 2011	Residential mortgage	Commercial and other
(in millions, except rates and where otherwise noted)	Prime(d)
JPMorgan Chase interests in securitized assets(a)(b)	$656	$2,315
Weighted-average life (in years)	6.7	2.7
Weighted-average constant prepayment rate(c)	7.1%	—%
	CPR	CPR
Impact of 10% adverse change	$(11)	$—
Impact of 20% adverse change	(21)	—
Weighted-average loss assumption	5.5%	0.4%
Impact of 10% adverse change	$(9)	$(83)
Impact of 20% adverse change	(17)	(170)
Weighted-average discount rate	14.0%	20.6%
Impact of 10% adverse change	$(26)	$(59)
Impact of 20% adverse change	(49)	(107)

December 31, 2010	Residential mortgage	Commercial and other
(in millions, except rates and where otherwise noted)	Prime(d)
JPMorgan Chase interests in securitized assets(a)(b)	$708	$2,906
Weighted-average life (in years)	5.5	3.3
Weighted-average constant prepayment rate(c)	7.9%	—%
	CPR	CPR
Impact of 10% adverse change	$(15)	$—
Impact of 20% adverse change	(27)	—
Weighted-average loss assumption	5.2%	2.1%
Impact of 10% adverse change	$(12)	$(76)
Impact of 20% adverse change	(21)	(151)
Weighted-average discount rate	11.6%	16.4%
Impact of 10% adverse change	$(26)	$(69)
Impact of 20% adverse change	(47)	(134)

(a)
The Firm’s interests in subprime securitizations were $21 million and $14 million, as of June 30, 2011, and December 31, 2010, respectively. Additionally, the Firm had interests in option ARM securitizations of $27 million and $29 million at June 30, 2011, and December 31, 2010, respectively.

(b)	Includes certain investments acquired in the secondary market but predominantly held for investment purposes.

(c)	CPR: constant prepayment rate.

(d)	Includes retained interests in Alt-A loans and re-securitization transactions.
The sensitivity analysis in the preceding table is hypothetical. Changes in fair value based on a 10% or 20% variation in assumptions generally cannot be extrapolated easily, because the relationship of the change in the assumptions to the change in fair value may not be linear. Also, in the table, the effect that a change in a particular assumption may have on the fair value is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another, which might counteract or magnify the sensitivities. The above sensitivities also do not reflect risk management practices the Firm may undertake to mitigate such risks.
Loan delinquencies and liquidation losses
The table below includes information about delinquencies, liquidation losses and components of off-balance sheet securitized financial assets as of June 30, 2011, and December 31, 2010.

			90 days past due		Liquidation losses
	Credit exposure				Three months ended June 30,		Six months ended June 30,
(in millions)	June 30, 2011	Dec 31, 2010	June 30, 2011	Dec 31, 2010	2011	2010	2011	2010
Securitized loans(a)
Residential mortgage:
Prime mortgage(b)	$132,042	$143,764	$31,444	$33,093	$1,244	$1,696	$2,734	$3,385
Subprime mortgage	38,497	40,721	15,186	15,456	616	951	1,616	2,116
Option ARMs	33,412	35,786	10,358	10,788	465	637	908	1,226
Commercial and other	96,368	106,245	5,064	5,791	250	116	454	143
Total loans securitized(c)	$300,319	$326,516	$62,052	$65,128	$2,575	$3,400	$5,712	$6,870

(a)
Total assets held in securitization-related SPEs were $364.2 billion and $391.1 billion at June 30, 2011, and December 31, 2010, respectively. The $300.3 billion and $326.5 billion of loans securitized at June 30, 2011, and December 31, 2010, respectively, excludes: $55.7 billion and $56.0 billion of securitized loans in which the Firm has no continuing involvement and $8.2 billion and $8.6 billion of loan securitizations consolidated on the Firm’s Consolidated Balance Sheets at June 30, 2011, and December 31, 2010, respectively .

(b)	Includes Alt-A loans.

(c)	Includes securitized loans that were previously recorded at fair value and classified as trading assets.